Cover	Dec. 15, 2020	Dec. 14, 2020
Cover [Abstract]
Document Type		8-K
Document Period End Date		Dec. 15, 2020
Entity Registrant Name		Fluidigm Corporation
Entity Incorporation, State or Country Code		DE
Entity File Number		001-34180
Entity Tax Identification Number		77-0513190
Entity Address, Address Line One		2 Tower Place
Entity Address, Address Line Two		Suite 2000
Entity Address, City or Town		South San Francisco
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		94080
City Area Code		650
Local Phone Number		266-6000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common stock, par value $0.001 per share
Trading Symbol		FLDM
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Entity Central Index Key	0001162194
Amendment Flag	false